Share-based Compensation	6 Months Ended
Jun. 30, 2015
Share-based Compensation
Share-based Compensation

14. Share-based Compensation

During the six months ended June 30, 2015 and 2014, the Company recorded expense relating to Class A-2 profits interests granted in prior periods to certain employees, which vest immediately or over a period of up to four years, in each case subject to repurchase provisions upon certain termination events, as described above (Note 13). These awards are accounted for as equity awards and are measured at the date of grant. The Company accrued compensation expense of $8.7 million and $7.2 million for the six months ended June 30, 2015 and 2014, respectively, related to the Class A-2 profits interests and other equity interests expected to be granted as part of year-end compensation. As of June 30, 2015, total unrecognized share-based compensation expense related to unvested Class A-2 profits interests, which, as described above (Note 13), were reclassified into non-voting common interest units subject to the same vesting schedule as their corresponding Class A-2 profits interests in connection with the Reorganization Transactions, was $2.9 million, and this amount is expected to be recognized over a weighted average period of 2.1 years.

Activity in the Class A-2 profits interests, which, as indicated, have been reclassified into non-voting common units pursuant to the Reorganization Transactions, is as follows:

			Weighted
		Weighted	Average
	Number of	Average Fair	Remaining
	Interests	Value	Life
Outstanding December 31, 2013	4,434,452	$6.82	3.40
Interests granted	—	$—	—
Interests repurchased	(6,796)	$6.46	—
Outstanding June 30, 2014	4,427,656	$6.82	2.90

Outstanding December 31, 2014	6,069,007	$7.05	2.54
Interests granted	6,418	$7.52	3.00
Interests repurchased	(13,495)	$7.17	—
Outstanding June 30, 2015	6,061,930	$7.05	2.07

As indicated in Note 13, East MIP Class B interests are subject to time based vesting over four years and only fully vest upon the consummation of a qualifying capital transaction by the Company, including an IPO. Upon the consummation of the IPO, certain East MIP Class B interests became vested, resulting in a compensation expense of $11.8 million, which reflects the fair value of the outstanding time-vested East MIP Class B interests measured at the date of grant. Additional compensation expense in respect of East MIP Class B interests still subject to time vesting of $0.6 million was recognized ratably over the remainder of the period ended June 30, 2015, resulting in a total expense for the period of $12.4 million relating to the East MIP Class B interests which was included within charges related to share based compensation at IPO in the condensed consolidated statements of comprehensive income. As of December 31, 2014, a capital transaction was not probable, and therefore none of the East MIP Class B interests were vested and no compensation expense was recognized relating to these awards.

During the six months ended June 30, 2015 and 2014, no employees have been granted Class B interests. As discussed in Note 13, Class B interests vest only upon the occurrence of both time-based vesting over a four year period and the consummation of a qualifying capital transaction by the Company. Upon the consummation of the IPO, certain Class B interests became vested, resulting in a compensation expense of $31.4 million, which reflects the fair value of the outstanding time-vested Class B Interests measured at the date of grant. Additional compensation expense in respect of Class B interests still subject to time vesting of $1.9 million was recognized ratably over the remainder of the period ended June 30, 2015, resulting in a total expense for the period of $33.3 million relating to the Class B interests which was included within charges related to share based compensation at IPO in the condensed consolidated statements of comprehensive income.   As of December 31, a capital transaction was not probable, and therefore none of the Class B interests were vested and no compensation expense was recognized relating to previously awarded Class B interests.

Additionally, in connection with the compensation charges related to Class B and East MIP interests mentioned above, the Company capitalized and amortized $9.5 million and $8.0 million, respectively, of the costs attributable to employees incurred in development of software for internal use, which were included within charges related to share based compensation at IPO, in the condensed consolidated statements of comprehensive income.

During the three months ended June 30, 2015, pursuant to the 2015 Management Incentive Plan, the Company granted non-qualified stock options to purchase 9,228,000 shares at the IPO per share price, each of which vests in equal annual installments over a period of four years from grant date and expires not later than 10 years from the date of grant, and 25,647 restricted stock units, which vest on the one year anniversary and are settled in shares of Class A common stock.  For the purpose of calculating equity-based compensation expense, the fair value of the stock option grants was determined through the application of the Black-Scholes-Merton model with the following assumptions:

Six Months Ended June 30,
2015
Expected life (in years)	6.25
Weighted average risk free interest rate	1.90%
Expected stock price volatility	30%
Expected dividend yield	5.05%
Weighted average fair value at grant date	$2.95

The Company recognized $1.4 million of compensation expense ratably over the period in relation to the stock options issued during the period, and $0.02 million of compensation expense ratably over the period in relation to the restricted stock units issued during the period.  During the six months ended June 30, 2015, 14,000 stock options have been forfeited.